Goodwill and Other Intangible Assets (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill	¥ 0	¥ 33,553	¥ 0
Intangible assets subject to amortization acquired	385,705	273,108
Intangible assets not subject to amortization acquired	3	1,479
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value	15,042	5,151	¥ 33,301
Software
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 326,826	¥ 272,410
Weighted average amortization periods of intangible assets subject to amortization, years	6 years	5 years
Customer relationships
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 53,885
Weighted average amortization periods of intangible assets subject to amortization, years	13 years
Operating Segments | Global Commercial Banking Business Group and Global Corporate & Investment Banking Business Group | MUAH | Customer business
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill		¥ 33,553